Submission	Feb. 25, 2026
Submission [Line Items]
Central Index Key	0000922224
Registrant Name	PPL Corp
Registration File Number	333-277140
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A